Risk management - ING Group long-term debt maturity profile by currency (Details) - EUR (€) € in Billions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	€ 83	€ 94
2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	13	13
2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	12	14
2023 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	9	13
2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	3	10
2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	4	3
2026 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	8	4
Beyond 2026 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	35	37
Euro Member Countries, Euro [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	54	62
Euro Member Countries, Euro [member] | 2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	8	9
Euro Member Countries, Euro [member] | 2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	7	9
Euro Member Countries, Euro [member] | 2023 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	5	8
Euro Member Countries, Euro [member] | 2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1	5
Euro Member Countries, Euro [member] | 2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	4	1
Euro Member Countries, Euro [member] | 2026 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	5	4
Euro Member Countries, Euro [member] | Beyond 2026 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	24	26
US Dollar [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	21	22
US Dollar [member] | 2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	2	3
US Dollar [member] | 2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	4	2
US Dollar [member] | 2023 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	3	4
US Dollar [member] | 2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1	4
US Dollar [member] | 2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile		1
US Dollar [member] | 2026 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	2
US Dollar [member] | Beyond 2026 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	10	8
Other Currency [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	8	10
Other Currency [member] | 2021 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	2	1
Other Currency [member] | 2022 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1	2
Other Currency [member] | 2023 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1	1
Other Currency [member] | 2024 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1	1
Other Currency [member] | 2025 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile		1
Other Currency [member] | 2026 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	1
Other Currency [member] | Beyond 2026 [member]
Disclosure of financial liabilities [line items]
Long-term debt maturity profile	€ 1	€ 2